UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811- 05276

 Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/10 is included with this Form.

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Stephen E. Grant,
Portfolio Manager
(right)
Jeffrey D. Geffen,
Director of Fixed Income(left)

Objective:
High total investment return consistent with reasonable risk

Inception Date:
October 1, 1987

Net Assets at June 30, 2010:
$330,829,290

Portfolio Composition at June 30, 2010:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2010)

Company	Percentage of Total Net Assets
U.S. Treasury Notes, 1.00%, 9/30/11	3.04%
Government National Mortgage Association, 5.50%, 8/20/37	2.28%
U.S. Treasury Notes, 1.00%, 8/31/11	1.83%
Federal Home Loan Banks, 2.00%, 7/27/12	1.82%
U.S. Treasury Notes, 6.13%, 11/15/27	1.59%
SLM Corp., 3.86%, 4/1/14	1.55%
Express Scripts, Inc.	1.48%
Federal Home Loan Banks, 1.38%, 5/16/11	1.22%
U.S. Treasury Notes, 1.13%, 6/30/11	1.22%
Federal National Mortgage Association, 2.05%, 7/30/12	1.21%

Equity Sector Weightings vs. Index (As of 6/30/2010)

About information in this report:

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Barclays Government/Credit Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Average Annual Total Returns (For periods ended 6/30/2010)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/01/1987
Value Line Strategic Asset Management Trust	(1.34)%	12.19%	(4.21)%	1.98%	0.91%	9.08%
S&P 500 Index	(6.65)%	14.43%	(9.81)%	(0.79)%	(1.59)%	8.83%
Barclays Government/Credit Bond Index	5.49%	9.65%	7.37%	5.26%	6.48%	7.44%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2010 and held for six months ended June 30, 2010.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report
To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$986.64	$3.89	0.79%
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	0.79%

*
Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights. The annualized expense ratio would have been 0.87% gross of nonrecurring legal fee reimbursement.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

¢ Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2010 (Unaudited)
Common Stocks — 66.0%

Shares		Value
Consumer Discretionary — 8.6%
37,500	Aeropostale, Inc. *	$1,074,000
10,000	AutoZone, Inc. *	1,932,200
18,000	Bed Bath & Beyond, Inc. *	667,440
24,000	BorgWarner, Inc. *	896,160
39,000	Buckle, Inc. (The)	1,264,380
25,000	Coinstar, Inc. *	1,074,250
54,000	Guess?, Inc.	1,686,960
6,000	hhgregg, Inc. *	139,920
20,000	J. Crew Group, Inc. *	736,200
19,000	Jo-Ann Stores, Inc. *	712,690
87,000	Johnson Controls, Inc.	2,337,690
83,000	LKQ Corp. *	1,600,240
28,000	O’Reilly Automotive, Inc. *	1,331,680
28,000	Phillips-Van Heusen Corp.	1,295,560
2,000	Priceline.com, Inc. *	353,080
6,700	Strayer Education, Inc.	1,392,863
44,000	TJX Companies, Inc. (The)	1,845,800
34,000	TRW Automotive Holdings Corp. *	937,380
55,000	Tupperware Brands Corp.	2,191,750
29,000	Warnaco Group, Inc. (The) *	1,048,060
38,000	WMS Industries, Inc. *	1,491,500
30,000	Wolverine World Wide, Inc.	756,600
10,000	Wyndham Worldwide Corp.	201,400
42,000	Yum! Brands, Inc.	1,639,680
		28,607,483
Consumer Staples — 2.4%
16,900	British American Tobacco PLC ADR	1,069,770
25,000	Church & Dwight Co., Inc.	1,567,750
56,000	Flowers Foods, Inc.	1,368,080
40,500	Green Mountain Coffee Roasters, Inc. *	1,040,850
30,000	Hormel Foods Corp.	1,214,400
16,000	TreeHouse Foods, Inc. *	730,560
23,000	Whole Foods Market, Inc. *	828,460
		7,819,870
Energy — 2.6%
11,000	Concho Resources, Inc. *	608,630
50,000	FMC Technologies, Inc. *	2,633,000
42,200	Range Resources Corp.	1,694,330
22,000	SM Energy Co.	883,520
40,950	Southern Union Co.	895,167
15,000	Southwestern Energy Co. *	579,600
15,000	Tenaris S.A. ADR	519,150
32,000	World Fuel Services Corp.	830,080
		8,643,477
Financials — 5.4%
6,000	Affiliated Managers Group, Inc. *	364,620
37,000	AFLAC, Inc.	1,578,790
4,000	Arch Capital Group Ltd. *	298,000
69,000	Banco Bilbao Vizcaya Argentaria, S.A. ADR	710,010
56,000	Bank of Hawaii Corp.	2,707,600
12,500	BlackRock, Inc.	1,792,500
35,000	DuPont Fabros Technology, Inc.	859,600
36,000	Eaton Vance Corp.	993,960
15,000	Franklin Resources, Inc.	1,292,850
8,800	Goldman Sachs Group, Inc. (The)	1,155,176
7,000	MSCI, Inc. Class A *	191,800
36,800	Royal Bank of Canada	1,758,672
26,000	T. Rowe Price Group, Inc.	1,154,140

Shares		Value
11,284	Toronto-Dominion Bank (The)	$732,444
46,000	U.S. Bancorp	1,028,100
46,000	Wells Fargo & Co.	1,177,600
		17,795,862
Health Care — 12.3%
22,000	Acorda Therapeutics, Inc. *	684,420
9,600	Alcon, Inc.	1,422,624
34,000	Alexion Pharmaceuticals, Inc. *	1,740,460
17,400	Allergan, Inc.	1,013,724
6,000	Amedisys, Inc. *	263,820
12,000	Cerner Corp. *	910,680
38,000	Covance, Inc. *	1,950,160
16,000	Covidien PLC	642,880
50,000	DENTSPLY International, Inc.	1,495,500
12,000	Edwards Lifesciences Corp. *	672,240
14,000	Emergency Medical Services Corp. Class A *	686,420
104,000	Express Scripts, Inc. *	4,890,080
1,400	Fresenius Medical Care AG & Co. KGaA ADR	75,166
52,000	Henry Schein, Inc. *	2,854,800
46,000	IDEXX Laboratories, Inc. *	2,801,400
35,000	Illumina, Inc. *	1,523,550
11,000	Intuitive Surgical, Inc. *	3,471,820
13,000	Masimo Corp.	309,530
13,000	Medco Health Solutions, Inc. *	716,040
21,000	Mettler-Toledo International, Inc. *	2,344,230
10,000	Novo Nordisk A/S ADR	810,200
47,250	Owens & Minor, Inc.	1,340,955
11,000	ResMed, Inc. *	668,910
8,000	SXC Health Solutions Corp. *	586,000
9,300	Techne Corp.	534,285
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,455,720
54,000	Thermo Fisher Scientific, Inc. *	2,648,700
24,200	United Therapeutics Corp. *	1,181,202
10,000	Warner Chilcott PLC Class A *	228,500
17,000	West Pharmaceutical Services, Inc.	620,330
		40,544,346
Industrials — 16.8%
16,000	Acuity Brands, Inc.	582,080
15,000	Alliant Techsystems, Inc. *	930,900
73,500	AMETEK, Inc.	2,951,025
6,300	Atlas Air Worldwide Holdings, Inc. *	299,250
41,000	Barnes Group, Inc.	671,990
25,000	BE Aerospace, Inc. *	635,750
24,000	Brink’s Co. (The)	456,720
35,000	C.H. Robinson Worldwide, Inc.	1,948,100
32,000	Canadian National Railway Co.	1,836,160
34,000	CLARCOR, Inc.	1,207,680
24,400	Cooper Industries PLC Class A	1,073,600
27,000	Copart, Inc. *	966,870
52,000	Corrections Corp. of America *	992,160
28,000	Curtiss-Wright Corp.	813,120
39,200	Danaher Corp.	1,455,104
23,000	Donaldson Co., Inc.	980,950
54,800	EMCOR Group, Inc. *	1,269,716
21,000	EnerSys *	448,770
23,000	Esterline Technologies Corp. *	1,091,350
16,000	Flowserve Corp.	1,356,800
17,000	FTI Consulting, Inc. *	741,030

4	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2010 (Unaudited)
Shares		Value
22,000	General Dynamics Corp.	$1,288,320
63,000	Geo Group, Inc. (The) *	1,307,250
42,000	IDEX Corp.	1,199,940
19,000	IHS, Inc. Class A *	1,109,980
57,000	ITT Corp.	2,560,440
40,000	Kansas City Southern *	1,454,000
11,000	Kirby Corp. *	420,750
21,000	L-3 Communications Holdings, Inc.	1,487,640
34,000	Lennox International, Inc.	1,413,380
24,000	McDermott International, Inc. *	519,840
20,000	Navistar International Corp. *	984,000
20,000	Polypore International, Inc. *	454,800
58,000	Quanta Services, Inc. *	1,197,700
23,500	Raytheon Co.	1,137,165
63,500	Republic Services, Inc.	1,887,855
18,000	Rockwell Collins, Inc.	956,340
29,000	Roper Industries, Inc.	1,622,840
36,000	Stericycle, Inc. *	2,360,880
17,000	Toro Co. (The)	835,040
19,000	TransDigm Group, Inc.	969,570
36,000	United Technologies Corp.	2,336,760
14,000	URS Corp. *	550,900
13,600	Valmont Industries, Inc.	988,176
13,000	W.W. Grainger, Inc.	1,292,850
51,000	Waste Connections, Inc. *	1,779,390
24,000	Woodward Governor Co.	612,720
		55,437,651
Information Technology — 7.5%
17,000	Accenture PLC Class A	657,050
6,000	Acme Packet, Inc. *	161,280
48,000	Amphenol Corp. Class A	1,885,440
12,000	Anixter International, Inc. *	511,200
19,000	ANSYS, Inc. *	770,830
4,000	Apple, Inc. *	1,006,120
64,000	Aruba Networks, Inc. *	911,360
7,000	Blackboard, Inc. *	261,310
18,000	Cavium Networks, Inc. *	471,420
23,000	Check Point Software Technologies Ltd. *	678,040
58,000	Cognizant Technology Solutions Corp. Class A *	2,903,480
8,000	CommVault Systems, Inc *	180,000
22,000	Concur Technologies, Inc. *	938,960
6,000	DG Fastchannel, Inc. *	195,480
31,400	Dolby Laboratories, Inc. Class A *	1,968,466
18,800	Equinix, Inc. *	1,526,936
21,000	FactSet Research Systems, Inc.	1,406,790
32,000	Informatica Corp. *	764,160
7,000	Itron, Inc. *	432,740
23,000	Nuance Communications, Inc. *	343,850
18,400	Salesforce.com, Inc. *	1,579,088
20,000	Solera Holdings, Inc.	724,000
36,000	Sybase, Inc. *	2,327,760
22,000	Teradata Corp. *	670,560
13,000	VistaPrint NV *	617,370
15,000	VMware, Inc. Class A *	938,850
		24,832,540
Materials — 6.9%
17,000	Air Products & Chemicals, Inc.	1,101,770
19,000	Airgas, Inc.	1,181,800
32,200	Albemarle Corp.	1,278,662

Shares		Value
30,000	AptarGroup, Inc.	$1,134,600
14,000	Ball Corp.	739,620
27,500	Celanese Corp. Series A	685,025
40,000	Cliffs Natural Resources, Inc.	1,886,400
29,000	Crown Holdings, Inc. *	726,160
65,000	Ecolab, Inc.	2,919,150
22,000	FMC Corp.	1,263,460
19,000	Greif, Inc. Class A	1,055,260
23,500	Lubrizol Corp. (The)	1,887,285
6,000	NewMarket Corp.	523,920
32,000	Praxair, Inc.	2,431,680
8,000	Rockwood Holdings, Inc. *	181,520
16,000	Scotts Miracle-Gro Co. (The) Class A	710,560
48,400	Sigma-Aldrich Corp.	2,411,772
24,000	Valspar Corp. (The)	722,880
		22,841,524
Telecommunication Services — 1.9%
46,000	American Tower Corp. Class A *	2,047,000
42,000	Crown Castle International Corp. *	1,564,920
44,000	SBA Communications Corp. Class A *	1,496,440
12,300	Telefonica S.A. ADR	683,019
38,000	TW Telecom, Inc. *	633,840
		6,425,219
Utilities — 1.6%
62,000	EQT Corp.	2,240,680
20,600	ITC Holdings Corp.	1,089,946
7,000	Questar Corp.	318,430
21,000	South Jersey Industries, Inc.	902,160
17,000	Wisconsin Energy Corp.	862,580
		5,413,796
	Total Common Stocks (1)
	(Cost $167,878,203)	$218,361,768

Principal
Amount		Value
U.S. Government Agency Obligations — 12.3%
$4,000,000	Federal Home Loan Banks, 1.38%, 5/16/11	$4,032,792
6,000,000	Federal Home Loan Banks, 2.00%, 7/27/12	6,006,144
4,000,000	Federal Home Loan Mortgage Corp., 2.25%, 7/16/12	4,002,656
1,663,500	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	1,695,216
243,835	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	261,646
58,851	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	63,003
99,195	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	106,193
305,392	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	326,936
384,587	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	405,277
3,799,145	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	3,936,770
1,855,589	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	1,932,858

See Notes to Financial Statements.	5

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2010 (Unaudited)
Principal Amount		Value
$1,829,026	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	$1,926,029
4,000,000	Federal National Mortgage Association, 2.05%, 7/30/12	4,004,076
1,750,793	Federal National Mortgage Association, 5.00%, 11/1/34	1,860,564
787,106	Government National Mortgage Association, 5.50%, 1/15/36	853,593
8,633,915	Government National Mortgage Association, 5.50%, 8/20/37	9,337,128
	Total U.S. Government Agency Obligations (2)
	(Cost $39,478,186)	40,750,881

U.S. Treasury Obligations — 8.8%

4,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	4,028,908
6,000,000	U.S. Treasury Notes, 1.00%, 8/31/11	6,038,904
10,000,000	U.S. Treasury Notes, 1.00%, 9/30/11	10,068,750
3,560,790	U.S. Treasury Notes, 1.88%, 7/15/13 (4)	3,766,369
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	5,265,000
	Total U.S. Treasury Obligations (2)
	(Cost $27,531,287)	29,167,931

Corporate Bonds & Notes — 4.2%

Basic Materials — 0.3%
1,000,000	EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,043,225
		1,043,225
Communications — 0.7%
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,222,398
		2,222,398
Consumer, Non-cyclical — 0.7%
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,132,972
1,000,000	Campbell Soup Co., 3.38%, 8/15/14	1,059,236
		2,192,208
Energy — 0.7%
1,000,000	ConocoPhillips, Fixed, 4.60%, 1/15/15	1,092,450
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,095,408
		2,187,858
Financial — 1.5%
6,000,000	SLM Corp., 3.86%, 4/1/14 (3)	5,135,280
		5,135,280
Industrial — 0.3%
1,000,000	Boeing Co. (The), Fixed, 3.50%, 2/15/15	1,054,861
		1,054,861
	Total Corporate Bonds & Notes (2)
	(Cost $14,161,410)	13,835,830

	Total Investments — 91.3%
	(Cost $249,049,086)	$302,116,410

Principal Amount		Value

Short-Term Investments — 8.5%

Repurchase Agreements — 8.5%
$28,000,000	With Morgan Stanley, 0.005%, dated 06/30/10, due 07/01/10, delivery value $28,000,004 (collateralized by $28,650,000 U.S. Treasury Notes 0.8750%, due 03/31/11, with a value of $28,837,673)	$28,000,000
	Total Short-Term Investments (2)
	(Cost $28,000,000)	$28,000,000
Cash And Other Assets In Excess Of Liabilities — 0.2%		712,880
Net Assets — 100.0%		$330,829,290
Net Asset Value Per Outstanding Share ($330,829,290 ÷ 21,324,268 shares outstanding )		$15.51

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Treasury Inflation-Protection Security (TIPS)
ADR	American Depositary Receipt.

6	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $249,049,086)	$302,116,410
Repurchase agreement (Cost - $28,000,000)	28,000,000
Cash	679,538
Interest and dividends receivable	694,375
Other	119,694
Prepaid expenses	20,214
Receivable for trust shares sold	551
Total Assets	331,630,782
LIABILITIES:
Payable for trust shares redeemed	318,981
Payable for securities purchased	232,940
Accrued expenses:
Advisory fee	141,196
Service and distribution plan fees	70,615
Trustees’ fees and expenses	5,226
Other	32,534
Total Liabilities	801,492
Net Assets	$330,829,290
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 21,324,268 shares)	$213,243
Additional paid-in capital	283,486,033
Undistributed net investment income	3,831,626
Accumulated net realized loss on investments and foreign currency	(9,768,880)
Net unrealized appreciation of investments and foreign currency translations	53,067,268
Net Assets	$330,829,290
Net Asset Value Per Outstanding Share
($330,829,290 ÷ 21,324,268 shares outstanding)	$15.51

Statement of Operations

For the Six Months Ended
June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$1,285,163
Dividends (net of foreign withholding tax of $24,401)	1,147,971
Total Income	2,433,134
Expenses:
Advisory fee	887,436
Service and distribution plan fees	709,949
Auditing and legal fees	116,723
Trustees’ fees and expenses	27,322
Custodian fees	24,796
Insurance	22,177
Printing and postage	10,034
Other	19,154
Total Expenses Before Custody Credits and Fees Waived	1,817,591
Less: Legal Fee Reimbursement	(151,383)
Less: Service and Distribution Plan Fees Waived	(266,231)
Less: Custody Credits	(272)
Net Expenses	1,399,705
Net Investment Income	1,033,429
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	5,626,611
Change in Net Unrealized Appreciation/ (Depreciation)	(10,203,636)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(4,577,025)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,543,596)

See Notes to Financial Statements.	7

¢	Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Operations:
Net investment income	$1,033,429	$2,806,233
Net realized gain/(loss) on investments and foreign currency	5,626,611	(15,299,055)
Change in net unrealized appreciation/(depreciation)	(10,203,636)	78,082,054
Net increase/(decrease) in net assets from operations	(3,543,596)	65,589,232
Distributions to Shareholders:
Net investment income	—	(3,895,465)
Net realized gain from investment transactions	—	(28,591,766)
Decrease in net assets from distributions to shareholders	—	(32,487,231)
Trust Share Transactions:
Proceeds from sale of shares	2,694,243	5,156,167
Proceeds from reinvestment of dividends and distributions to shareholders	—	32,487,231
Cost of shares redeemed	(31,276,377)	(63,676,985)
Net decrease in net assets from trust share transactions	(28,582,134)	(26,033,587)
Total Increase/(Decrease) in Net Assets	(32,125,730)	7,068,414

NET ASSETS:
Beginning of period	362,955,020	355,886,606
End of period	$330,829,290	$362,955,020
Undistributed net investment income, at end of period	$3,831,626	$2,798,197

8	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2010 (Unaudited)
			Years Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.72		$14.36	$23.67	$23.16	$22.22	$20.46
Income from investment operations:
Net investment income	0.06		0.14	0.20	0.28	0.24	0.20
Net gains or (losses) on securities (both realized and unrealized)	(0.27)		2.67	(6.44)	3.22	1.23	1.65
Total from investment operations	(0.21)		2.81	(6.24)	3.50	1.47	1.85
Less distributions:
Dividends from net investment income	—		(0.17)	(0.30)	(0.24)	(0.21)	(0.09)
Distributions from net realized gains	—		(1.28)	(2.77)	(2.75)	(0.32)	—
Total distributions	—		(1.45)	(3.07)	(2.99)	(0.53)	(0.09)
Net asset value, end of period	$15.51		$15.72	$14.36	$23.67	$23.16	$22.22
Total return*	(1.34	)%(3)	21.16%	(29.39)%	15.28%	6.85%	9.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$330,829		$362,955	$355,887	$605,133	$628,674	$711,012
Ratio of expenses to average net assets(1)	1.02	%(4)	1.02%	1.00%	0.95%	0.97%	0.95%
Ratio of expenses to average net assets(2)	0.79	%(4)	0.87%	0.84%	0.78%	0.88%	0.95%
Ratio of net investment income to average net assets	0.58	%(4)	0.81%	0.82%	1.06%	0.87%	0.84%
Portfolio turnover rate	8	%(3)	16%	24%	26%	26%	33%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 0.99% for the year ended December 31, 2008 and would not have changed for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees.

(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.	9

¢ Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.	Significant Accounting Policies

          Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management, LLC (the “Adviser”), deems appropriate.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

          Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

          The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

          Short-term investments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

          Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements

          In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

          During the six months ended June 30, 2010, the Trust adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

10

¢ Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

          Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Trust’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$218,361,768	$0	$0	$218,361,768
U.S. Government Agency Obligations	0	40,750,881	0	40,750,881
U.S. Treasury Obligations	0	29,167,931	0	29,167,931
Corporate Bonds & Notes	0	13,835,830	0	13,835,830
Short-Term Investments	0	28,000,000	0	28,000,000
Total Investments in Securities	$218,361,768	$111,754,642	$0	$330,116,410

          As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

          For the six months ended June 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

          In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes

          It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

          It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(F) Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

          The Trust may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of the inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(G) Foreign Currency Translation

          The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/ (depreciation) on investments.

11

¢ Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

(H) Representations and Indemnifications

          In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts

          The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes

          The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Other

          On November 4, 2009, the Securities and Exchange Commission (“SEC”), Value Line, Inc. (“Value Line or VLI”), the Distributor and two former directors and officers of Value Line settled a matter related to brokerage commissions charged by the Distributor to certain Value Line mutual funds (“Funds”), from 1986 through November of 2004 involving alleged misleading disclosures provided by Value Line to the Boards of Directors/Trustees and shareholders of the Funds regarding such brokerage commissions. Value Line paid disgorgement, interest and penalty of $43.7 million in connection with the settlement, which amounts are expected to constitute a “Fair Fund” to be distributed to investors in the Funds who were disadvantaged by such brokerage practices. Value Line will bear all costs associated with any Fair Fund distribution, including retaining a third-party consultant approved by the SEC staff to administer any Fair Fund distribution.

          On March 11, 2010, VLI and the Boards of Trustees/Directors of the Value Line Funds entered into an agreement pursuant to which VLI will reimburse the Funds in the aggregate amount of $917,302 for various expenses incurred by the Funds in connection with the SEC matter dated November 4, 2009. The receivable for this expense reimbursement was accrued on March 11, 2010 by the applicable Funds that incurred the expenses and will be paid by VLI in twelve monthly installments commencing April 1, 2010. The Trust accrued $151,383 in expense reimbursements from VLI.

(L) Subsequent Events

          On July 20, 2010, the Board of Directors of Value Line approved a transaction involving its wholly owned subsidiaries, EULAV Asset Management, LLC (“EULAV”) and EULAV Securities, Inc. (“ESI”). Completion of the transaction is subject to various conditions.  If the transaction is completed, Value Line will contribute all of the outstanding stock of ESI to EULAV, EULAV will be converted to a Delaware statutory trust named EULAV Asset Management (“EAM”), Value Line will restructure its ownership of EAM so that it has no voting authority with respect to the election or removal of the trustees of EAM and retains only interests in the revenues and residual profits of EAM and EAM will grant residual profits interests to five individuals selected by the independent directors of Value Line.

          Value Line has informed the Boards of Directors/Trustees of the Value Line Funds (the “Fund Board”) that, after the closing of the proposed restructuring, Value Line will no longer control EAM, which will result in the automatic termination of the Fund’s investment advisory agreements in accordance with the requirements of the Investment Company Act of 1940.  On July 20, 2010, the Fund Board considered matters relevant to the proposed restructuring and approved new investment advisory agreements between the Funds and EAM to take effect upon the closing of the restructuring.  The effectiveness of each investment advisory agreement is also contingent upon approval by shareholders of the applicable Value Line mutual fund. Toward this end, a special shareholder meeting for each Value Line mutual fund will be held at which shareholders as of the record date will vote on the proposed new investment advisory agreements with EAM and to elect three persons as members of the Fund Board.  It is anticipated that in September 2010, a proxy statement describing the proposals will be sent to each shareholder of record as of the record date. Shareholders who did not own shares as of the record date will not be entitled to notice of, or to vote at, the special shareholder meetings.

2.	Trust Share Transactions, Dividends and Distributions

          Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

12

¢ Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	166,216	349,574
Shares issued in reinvestment of dividends and distributions	—	2,392,285
Shares redeemed	(1,934,488)	(4,429,685)
Net decrease	(1,768,272)	(1,687,826)
Dividends per share from net investment income	$—	$0.1738
Distribution per share from net realized gains	$—	$1.2759

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2010 (unaudited)
PURCHASES:
U.S. Treasury & Government Agency Obligations	$16,102,935
Other Investment Securities	31,411,142
Total Purchases	$47,514,077
SALES:
U.S. Treasury & Government Agency Obligations	$1,010,710
Other Investment Securities	22,419,137
Total Sales	$23,429,847

4. Income Taxes

At June 30, 2010, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$277,049,086
Gross tax unrealized appreciation	$62,151,490
Gross tax unrealized depreciation	($9,084,166)
Net tax unrealized appreciation on investments	$53,067,324

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $887,436 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended June 30, 2010. This was computed at the rate of 0.50% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries.

          The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities, Inc. (the “Distributor”) in advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2010, fees amounting to $709,949, before fee waivers, were accrued under the Plan. Effective May 23, 2006, the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007, 2008 and 2009, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. On March 11, 2010, with an effective date of May 1, 2010, the Distributor contractually agreed to waive 0.15% of the Rule 12b-1 fee for a one year period. For the six months ended June 30, 2010, the fees waived amounted to $266,231. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2010, the Trust’s expenses were reduced by $272 under a custody credit arrangement with the custodian.

          Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

          Certain officers, employees and directors of Value Line and/or affiliated companies are also officers and a Trustee of the Trust.

13

¢	Value Line Strategic Asset Management Trust

June 30, 2010 Semi-Annual Report

FACTORS CONSIDERED BY THE BOARD IN APPROVING
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

          The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not “interested persons” of Value Line Strategic Asset Management Trust (the “Trust”), as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Trust and its investment adviser, EULAV Asset Management, LLC (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Trust and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

          Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Trust, compared to a peer group of funds consisting of the Trust and all mixed-asset target allocation growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Trust; (iii) sales and redemption data with respect to the Trust; (iv) the general investment outlook in the markets in which the Trust invests; (v) arrangements with respect to the distribution of the Trust’s shares; (vi) the allocation and cost of the Trust’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

          As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Trust’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Trust’s other non-management fees, to those incurred by a peer group of funds consisting of the Trust and 10 other mixed-asset target allocation growth funds underlying variable insurance products, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Trust, the Expense Group and all other mixed-asset target allocation growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Trust’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Trust’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Trustees also reviewed information regarding: (a) the financial results and condition of the Adviser’s parent company, the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Trust as well as the Value Line family of funds; (b) the Trust’s current investment management staffing; and (c) the Trust’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to the settlement of a matter brought by the Securities and Exchange Commission regarding Value Line Securities, Inc.1, the Trust’s principal underwriter and affiliate of the Adviser (the “Distributor”), Value Line, Inc., and two former directors and officers of Value Line, Inc. Value Line, Inc. informed the Board that it and the Adviser continue to have adequate liquid assets, and that the resolution of this matter did not have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Trust.

1	On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

14

¢	Value Line Strategic Asset Management Trust

June 30, 2010 Semi-Annual Report

          The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

          Investment Performance. The Board reviewed the Trust’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Trust outperformed both the Performance Universe average and the Lipper Index for the three-year and five-year periods ended December 31, 2009. The Board also noted that the Trust’s performance for the one-year and ten-year periods ended December 31, 2009 was below the performance of the Performance Universe average and the Lipper Index.

          The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of the Trust’s portfolio, seeking to achieve the Trust’s investment objective and adhering to the Trust’s investment strategies. The Independent Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Trust’s investment operations. The Board concluded that the Trust’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

          Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Trust’s management fee rate was less than that of both the Expense Group average and the Expense Universe average.

          The Board also considered the Trust’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Distributor and the Board previously agreed that the Distributor would contractually waive a portion of the Trust’s Rule 12b-1 fee, effectively reducing the Trust’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Trust’s average daily net assets for the one-year period ending April 30, 2010. The Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through April 30, 2011. Such waiver can not be changed without the Board’s approval during the contractual waiver period. As a result of this Rule 12b-1 fee waiver, the Board noted that the Trust’s total expense ratio after giving effect to this waiver was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

          Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the increased emphasis being placed by the Adviser on its overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Trust, such as a more robust website. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Trust’s shareholders.

          Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Trust individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Trust, including the financial results derived from the Trust’s Agreement, were within a range the Board considered reasonable.

15

¢	Value Line Strategic Asset Management Trust

June 30, 2010 Semi-Annual Report

          Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Trust. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Trust.

          Economies of Scale. The Board noted that, given the current and anticipated size of the Trust, any perceived and potential economies of scale were not yet a significant consideration for the Trust and the addition of break points was determined not to be necessary at this time.

          Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Trust’s management fee rate to unaffiliated mutual funds included in the Trust’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Trust.

          Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Trust’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Trust’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Trust’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

16

¢	Value Line Strategic Asset Management Trust

Schedule of Investments

          The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

17

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 31, 2010